Financial liabilities - Summary of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Fixed interest expense	€ 122	€ 152
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	6,519
New lease contracts	2
Impact of discounting of the new lease contracts	0
Fixed interest expense	122
Repayment of lease	(563)
Termination of rental contract	(122)
Liabilities arising from financing activities at end of period	€ 5,958